Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000105122 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105122 | Jabil Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105122 | Gen Digital Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105122 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105122 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105122 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105122 | Chemed Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105122 | STAG Industrial Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105122 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105122 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105122 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000105122 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105122 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000105122 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000105122 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105122 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105122 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105122 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105122 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105122 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000105122 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105123 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105123 | Jabil Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105123 | Gen Digital Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105123 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105123 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105123 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105123 | Chemed Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105123 | STAG Industrial Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105123 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105123 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105123 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000105123 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105123 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000105123 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000105123 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105123 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105123 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105123 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105123 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105123 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000105123 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080997 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080997 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080997 | Victory Capital Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080997 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080997 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080997 | WK Kellogg Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080997 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080997 | ABM Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080997 | EVERTEC Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080997 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080997 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000080997 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080997 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000080997 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000080997 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000080997 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080997 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080997 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080997 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000080997 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080997 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000080998 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080998 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080998 | Victory Capital Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080998 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080998 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080998 | WK Kellogg Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080998 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080998 | ABM Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080998 | EVERTEC Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080998 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080998 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000080998 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080998 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000080998 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000080998 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000080998 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080998 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080998 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080998 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000080998 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080998 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000051528 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051528 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000051528 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051528 | WK Kellogg Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | Knife River Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051528 | Solventum Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051528 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051528 | Southwest Gas Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000051528 | Tri Pointe Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000051528 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000051528 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000051528 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000051528 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051528 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000051528 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000051528 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000051528 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051528 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000051528 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000051528 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000053918 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053918 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053918 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053918 | WK Kellogg Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | Knife River Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053918 | Solventum Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053918 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053918 | Southwest Gas Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053918 | Tri Pointe Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053918 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000053918 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000053918 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000053918 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000053918 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000053918 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000053918 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000053918 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000053918 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000053918 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000053918 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.20%